Summary of Segments Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net revenues	$ 8,485	$ 7,937	$ 7,357
Vehicle depreciation and lease charges, net	1,996	1,811	1,471
Vehicle interest, net	282	264	297
Adjusted EBITDA	876	769	840
Non-vehicle depreciation and amortization	180	152	125
Assets exclusive of assets under vehicle programs	5,911	5,832	5,119
Assets under vehicle programs	11,058	10,452	10,099
Capital expenditures (excluding vehicles)	182	152	132
Americas
Segment Reporting Information [Line Items]
Net revenues	5,961	5,480	5,080
Vehicle depreciation and lease charges, net	1,492	1,315	999
Vehicle interest, net	234	216	260
Adjusted EBITDA	656	560	611
Non-vehicle depreciation and amortization	122	103	80
Assets exclusive of assets under vehicle programs	3,997	3,849	3,180
Assets under vehicle programs	9,162	8,357	7,875
Capital expenditures (excluding vehicles)	113	99	73
International
Segment Reporting Information [Line Items]
Net revenues	2,524	2,457	2,276
Vehicle depreciation and lease charges, net	504	496	472
Vehicle interest, net	48	48	37
Adjusted EBITDA	280	256	250
Non-vehicle depreciation and amortization	58	49	45
Assets exclusive of assets under vehicle programs	1,739	1,758	1,715
Assets under vehicle programs	1,896	2,095	2,224
Capital expenditures (excluding vehicles)	69	53	59
Corporate and Other
Segment Reporting Information [Line Items]
Net revenues	0	0	1
Adjusted EBITDA	(60)	(47)	(21)
Assets exclusive of assets under vehicle programs	$ 175	$ 225	$ 224